Earnings Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Basic earnings per share computation:
Net income	$ 1,135	$ 2,044
Preferred stock net accretion	(12)	(12)
Cumulative preferred stock dividends	(94)	(134)
Net income available to common shareholders	1,029	1,898
Weighted average shares outstanding, basic	872,411	867,087
Basic earnings per share	$ 1.18	$ 2.19
Diluted earnings per share computation:
Net income	1,135	2,044
Preferred stock net accretion	(12)	(12)
Cumulative preferred stock dividends	(94)	(134)
Net income available to common shareholders	$ 1,029	$ 1,898
Weighted average shares outstanding, before dilution	872,411	867,087
Dilutive potential shares	4,576	5,119
Weighted average shares outstanding, assuming dilution	876,987	872,206
Diluted earnings per share	$ 1.17	$ 2.18